UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

During the period July 1, 2009 to June 30, 2010, Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title)*                                   /s/ Spencer N. Boggess
Spencer N. Boggess
Principal Executive Officer

Date: August 30, 2010

*Print the name and title of each signing officer under his or her signature